THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
   NOVEMBER 14, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
           WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2006.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE
        Report for the Calendar Year or Quarter Ended: September 30, 2005
                Check here if Amendment [X]; Amendment Number: 2
                        This Amendment (Check only one):
                          [ ] is a restatement
                          [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Stark Onshore Management, LLC
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number:      28-11006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel J. McNally
Title:   General Counsel
Phone:   (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally         St. Francis, Wisconsin       February 15, 2006
----------------------         ----------------------       -----------------
     (Signature)                    (City, State)                 (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:     $66,424 (thousands)

List of Other Included Managers:            None

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                                                  FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
     Column 1     Column 2    Column 3   Column 4             Column 5           Column 6     Column 7            Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Voting Authority
                  Title of                 Value      Shrs or     SH/    Put/   Investment     Other     -------- ---------- -------
                    Class      CUSIP     (X$1000)     Prn Amt     PRN    Call   Discretion    Managers    Sole     Shared     None
------------------------------------------------------------------------------------------------------------------------------------
BEI Technologies
Inc               Common     05538P104     $1,617     46,200      SH               Sole                    X
------------------------------------------------------------------------------------------------------------------------------------
Cablevision
Systems Corp      Common     12686C109     $9,056    281,250      SH               Sole                    X
------------------------------------------------------------------------------------------------------------------------------------
Petrokazakhstan
Inc               Common     71649P102     $5,103     93,750      SH               Sole                    X
------------------------------------------------------------------------------------------------------------------------------------
Petrokazakhstan
Inc               Option     71649P902     $2,194     40,300             Call      Sole                    X
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corp         Common     001957505       $124      6,250      SH               Sole                    X
------------------------------------------------------------------------------------------------------------------------------------
Chiron Corp       Common     170040109    $22,089    506,040      SH               Sole                    X
------------------------------------------------------------------------------------------------------------------------------------
Hibernia Corp     Common     428656102    $15,771    525,000      SH               Sole                    X
------------------------------------------------------------------------------------------------------------------------------------
Hibernia Corp     Option     428656902     $4,506    150,000             Call      Sole                    X
------------------------------------------------------------------------------------------------------------------------------------
Medicis
Pharmaceutical    Common     584690309       $436     13,750      SH               Sole                    X
------------------------------------------------------------------------------------------------------------------------------------
Verizon
Communications
Inc               Option     92343V904     $1,727     50,000             Call      Sole                    X
------------------------------------------------------------------------------------------------------------------------------------
Metals USA Inc    Common     591324207     $3,801    185,775      SH               Sole                    X
------------------------------------------------------------------------------------------------------------------------------------